Joint Ventures and Associates - Schedule of Share of Profit or Loss of Joint Ventures and Affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Measured at equity value method
Share of profit or loss	$ (392,009)	$ 7,747,312	$ (2,076,234)
Measured at Fair value
Share of profit or loss	(36,535,601)	(28,770,462)	49,785,839
Synertech Industrias S.A.
Measured at equity value method
Share of profit or loss	(415,089)	3,723,140	564,598
Agrality Argentina S.A. [Member]
Measured at equity value method
Share of profit or loss	587,173	3,519,639	2,126,492
Agrality US Inc. [Member]
Measured at equity value method
Share of profit or loss	(206,484)	(64,322)	(2,940,435)
Agrality Seeds Inc. [Member]
Measured at equity value method
Share of profit or loss	683,897	(124,468)	2,187,415
Indrasa Biotecnologia S.A.
Measured at equity value method
Share of profit or loss			62,613
Moolec Science SA [Member]
Measured at equity value method
Share of profit or loss			(4,176,703)
SW Semillas S.A. [Member]
Measured at equity value method
Share of profit or loss	(285)	(2,592)	(3,917)
Trigall Genetics S.A.
Measured at equity value method
Share of profit or loss	(711,223)	326,368	103,703
Inmet S.A. [Member]
Measured at equity value method
Share of profit or loss	(329,998)	369,547
Theo I SCSp [Member]
Measured at Fair value
Share of profit or loss	$ (36,535,601)	$ (28,770,462)	$ 49,785,839